Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 66,164	$ 11,523
Short-term deposits	136,838	29,243
Amounts receivable and prepaid expenses	10,920	10,026
Investment in marketable securities	3,295	3,367
Total current assets	217,217	54,159
Non-current assets
Investment in associate	1,453	2,429
Convertible notes receivable	647	606
Long-term receivables and other assets	51,620	13,038
Mineral interests, property and equipment	806,183	662,279
Reclamation deposits	20,643	15,231
Total non-current assets	880,546	693,583
Total assets	1,097,763	747,742
Current liabilities
Accounts payable and accrued liabilities	59,092	12,165
Flow-through share premium	400	1,366
Lease obligations	513	90
Provision for reclamation liabilities	2,880	3,680
Total current liabilities	62,885	17,301
Non-current liabilities
Secured note	220,660
Deferred income tax liabilities	43,762	23,164
Lease obligations	1,143	182
Provision for reclamation liabilities	2,722	4,762
Total non-current liabilities	268,287	28,108
Total liabilities	331,172	45,409
Shareholders’ equity	766,591	702,333
Total liabilities and shareholders’ equity	$ 1,097,763	$ 747,742